United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: December 31, 2004
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is  a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:			3601 Green Road
				Suite 102
				Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Denise Farkas
Title: 	Senior Vice-President
Phone:	216-464-6266
Signature, Place and Date of Signing:

Denise Farkas	Cleveland, Ohio		February 8, 2005

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	47

Form 13F Information Table Value Total:	$89,298,283


	Title of		Value		Invst	Other	Voting
Authority
Name of Issuer	Class	Cusip	(x$1000)	Shares	Disc	Mngrs	Sole
	Shared	None

Exxon Mobil Corporation	Com	30231G102	9,764	190480	Sole		190480
General Elec Company	Com	369604103	3,103	85003	Sole		85003
Burlington Resources, Inc.	Com	122014103	3,083	70864	Sole		70864
RPM International Incorporated	Com	749685103	2,847	144808	Sole		144808
Greif Inc Class A	Com	397624107	2,659	47481	Sole		47481
Bank Of America Corporation	Com	060505104	2,658	56575	Sole		56575
Clorox Company Del	Com	189054109	2,648	44930	Sole		44930
ConocoPhillips	Com	20825C104	2,639	30393	Sole		30393
Harley Davidson Incorporated	Com	412822108	2,633	43336	Sole		43336
Target Corporation	Com	87612E106	2,621	50480	Sole		50480
Novartis A G ADR (Switzerland)	Com	66987V109	2,601	51473	Sole		51473
National City Corporation	Com	635405103	2,581	68734	Sole		68734
Danaher Corporation Del	Com	235851102	2,552	44445	Sole		44445
Masco Corporation	Com	574599106	2,538	69485	Sole		69485
Citigroup Incorporated	Com	172967101	2,485	51568	Sole		51568
Harrahs Entertainment Incorporated	Com	413619107	2,409	36010	Sole		36010
Sherwin Williams Company	Com	824348106	2,324	52065	Sole		52065
L-3 Communications Hldgs Incorporated	Com	502424104	2,292	31288	Sole		31288
Amgen Incorporated	Com	031162100	2,212	34489	Sole		34489
Sungard Data Systems Incorporated	Com	867363103	2,203	77750	Sole		77750
Progressive Corporation Ohio	Com	743315103	2,180	25696	Sole		25696
Becton Dickinson & Company	Com	075887109	2,063	36325	Sole		36325
Microsoft Corporation	Com	594918104	2,005	75046	Sole		75046
Steris Corporation	Com	859152100	2,002	84390	Sole		84390
Intel Corporation	Com	458140100	1,956	83622	Sole		83622
American International Group Incorporated	Com	026874107	1,834	27928	Sole		27928
BP PLC ADR	Com	055622104	1,797	30768	Sole		30768
Medtronic Incorporated	Com	585055106	1,711	34446	Sole		34446
Wal Mart Stores Incorporated	Com	931142103	1,687	31943	Sole		31943
E M C Corporation Mass	Com	268648102	1,664	111905	Sole		111905
Cisco Systems Incorporated	Com	17275R102	1,534	79385	Sole		79385
Chevrontexaco Corporation	Com	166764100	1,357	25840	Sole		25840
Applied Matls Incorporated	Com	038222105	1,350	78925	Sole		78925
Alcoa Incorporated	Com	013817101	1,314	41807	Sole		41807
Valero Energy Corporation New	Com	91913Y100	1,140	25110	Sole		25110
Keycorp New	Com	493267108	952	28090	Sole		28090
International Business Machines	Com	459200101	683	6927	Sole		6927
Fifth Third Bancorp	Com	316773100	442	9341	Sole		9341
Verizon Communications	Com	92343V104	431	10636	Sole		10636
Altria Group Incorporated	Com	02209S103	393	6430	Sole		6430
Sky Finl Group Incorporated	Com	83080P103	385	13419	Sole		13419
America Movil S A De C V Spon Adr L Shs (M	Com	02364W105	381	7276	Sole		7276
Procter & Gamble Company	Com	742718109	272	4936	Sole		4936
Lincoln Elec Hldgs Incorporated	Com	533900106	268	7750	Sole		7750
MBNA Corporation	Com	55262L100	234	8286	Sole		8286
Eaton Corporation	Com	278058102	213	2950	Sole		2950
Telefonos De Mexico S A Spon Adr Ord L (ME	Com	879403780	202	5276	Sole		5276